Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments (Tables)	12 Months Ended
Dec. 31, 2011
Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments [Abstract]
Information Regarding the Company's Revolving Credit Facilities, Term Loan and mortgages payable

The following table discloses certain information regarding the Company’s revolving credit facilities, term loan and mortgages payable (in millions):

	Carrying Value at December 31,		Weighted- Average Interest Rate at December 31,		Maturity Date
	2011	2010	2011	2010
Unsecured indebtedness:
Unsecured Credit Facility	$102.4	$279.9	2.7%	3.5%	February 2016
PNC Facility	40.0	—	1.9%	—	February 2016
Secured indebtedness:
Term Loan	500.0	600.0	3.0%	2.2%	September 2014
Mortgage and other secured indebtedness — Fixed Rate	1,230.4	1,226.0	5.4%	5.6%	July 2012 - February 2022
Mortgage and other secured indebtedness — Variable Rate	91.0	144.1	2.0%	3.5%	January 2012 - December 2037
Tax-exempt certificates — Fixed Rate	1.0	8.5	6.9%	7.1%	February 2016

Scheduled Principal Repayments

As of December 31, 2011, the scheduled principal payments of the Revolving Credit Facilities, Term Loan, senior notes (Note 7) and mortgages payable, excluding extension options, for the next five years and thereafter are as follows (in thousands):

Year	Amount
2012	$545,938
2013	389,549
2014	819,347
2015	498,282
2016	507,823
Thereafter	1,330,301

$4,091,240
Fair market value of assumed debt	13,344

Total indebtedness	$4,104,584